Long-term Debt - Balances (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total Long Term Debt Excluding Consolidated VIEs	$ 323,211	$ 377,418
Long-term Debt	372,265	448,431
Consolidated VIEs [Member]
Debt Instrument [Line Items]
Long-term Debt	49,054	71,013
Bank of America Corporation [Member]
Debt Instrument [Line Items]
Long-term Debt	181,420	186,596
Bank of America Corporation [Member] | Fixed Rate [Member]
Debt Instrument [Line Items]
Senior Notes	95,199	85,157
Subordinated Debt	24,509	26,553
Junior Subordinated Notes	12,859	15,709
Bank of America Corporation [Member] | Floating Rate [Member]
Debt Instrument [Line Items]
Senior Notes	28,064	36,162
Subordinated Debt	704	705
Junior Subordinated Notes	1,165	3,514
Bank of America Corporation [Member] | Structured Notes [Member]
Debt Instrument [Line Items]
Senior Notes	18,920	18,796
Merrill Lynch and Co., Inc. and Subsidiaries [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	3,600	3,576
Long-term Debt	104,123	125,753
Merrill Lynch and Co., Inc. and Subsidiaries [Member] | Fixed Rate [Member]
Debt Instrument [Line Items]
Senior Notes	41,103	43,495
Subordinated Debt	11,454	9,423
Merrill Lynch and Co., Inc. and Subsidiaries [Member] | Floating Rate [Member]
Debt Instrument [Line Items]
Senior Notes	18,480	27,447
Subordinated Debt	1,207	1,935
Merrill Lynch and Co., Inc. and Subsidiaries [Member] | Structured Notes [Member]
Debt Instrument [Line Items]
Senior Notes	27,578	38,891
Merrill Lynch and Co., Inc. and Subsidiaries [Member] | Other Long-term Debt [Member]
Debt Instrument [Line Items]
Other Long-term Debt	701	986
Bank of America, N.A. and Other Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term Debt	14,867	21,267
Bank of America, N.A. and Other Subsidiaries [Member] | Fixed Rate [Member]
Debt Instrument [Line Items]
Senior Notes	164	169
Subordinated Debt	5,273	5,194
Bank of America, N.A. and Other Subsidiaries [Member] | Floating Rate [Member]
Debt Instrument [Line Items]
Senior Notes	8,029	12,562
Subordinated Debt	1,401	2,023
Bank of America, N.A. and Other Subsidiaries [Member] | Structured Notes [Member]
Debt Instrument [Line Items]
Senior Notes	0	1,319
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term Debt	22,801	43,802
Subsidiaries [Member] | Fixed Rate [Member]
Debt Instrument [Line Items]
Senior Notes	1,187	0
Subordinated Debt	983	0
Advances from Federal Home Loan Banks	18,798	41,001
Subsidiaries [Member] | Other Long-term Debt [Member]
Debt Instrument [Line Items]
Other Long-term Debt	$ 1,833	$ 2,801